Property, plant and equipment - Right-of-Use Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	$ 14,119	$ 12,017
Property
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	13,691	11,487
Equipment
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	70	116
Vehicle
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	$ 358	$ 414